VALUE OF CHARTER PARTY CONTRACTS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
VALUE OF CHARTER PARTY CONTRACTS	VALUE OF CHARTER PARTY CONTRACTS
The value of favorable charter-out contracts is summarized as follows:

(in thousands of $)	2022	2021	2020
Opening balance	—	4,073	16,221
Amortization charge	—	(4,073)	(12,148)
Total	—	—	4,073
Less: current portion	—	—	(4,073)
Non-current portion	—	—	—

Value of the favorable charter party contracts relates primarily to contracts acquired as part of the Merger. Time charter revenues in 2022, 2021 and 2020 have been reduced by nil, $4.1 million and $12.1 million, respectively, as a result of the amortization of these favorable charter-out contracts. As of December 31, 2022, the remaining value of these favorable charter-out contracts is nil.
With reference to Note 16, "Vessels and Equipment, Net'', in connection with the acquisition of vessels from Hemen, we acquired certain unfavorable time charter-out contracts, which were valued to net $2.2 million and recorded as a liability on acquisition. As of December 31, 2022, the remaining value of these charter-out contracts is nil.